4. Stockholders’ Equity (Details 0)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stockholders Equity Details 0
Public Offering - Issuance - For Cash	8,985,410
Public Offering - Issuance - For Debt Repayment	7,800,005
Reg. S - New Issuance - For Cash	651,042
Series B Conversion	2,311,089
Series B Dividends	342,389
Commitment Shares / 2014 Senior Convertible Notes	321,820
2014 Senior Convertible Note	2,783,959
Option Exercised	242,439	(580,540)
Warrant Exercised	200,000
Board Compensation	771,740
Restricted Shares CEO 2014	2,000,000
Total	26,409,893